Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Text block [Abstract]
Products	¥ 2,317,143	¥ 2,012,243
Work in process	530,915	547,810
Raw materials	1,239,535	1,107,558
Supplies and other	168,021	153,745
Total	¥ 4,255,614	¥ 3,821,356